Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Payable [Abstract]
Schedule of Accounts Payable

The accounts payable balance consisted of the following:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Trade creditors	5,437	4,893
Accounts payable to shareholders	1,232	1,563
Accounts payable to board members	5	632
Accounts payable to other related parties	740	617
Accounts payable to underwriters, promoters, and employees	11,252	2,856
Other accounts payable	5,184	6,257
Total accounts payable	23,850	16,818